PROPERTY AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 51,885
Property, plant and equipment at end of period	1,174,268	$ 51,885
Net book value	1,174,268	51,885
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	10,763
Property, plant and equipment at end of period	38,728	10,763
Net book value	38,728	10,763
Furniture and Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	18,419
Property, plant and equipment at end of period	77,896	18,419
Net book value	77,896	18,419
Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	572,420	0
Net book value	572,420	0
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	84,041	0
Net book value	84,041	0
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	308,362	0
Net book value	308,362	0
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	22,703
Property, plant and equipment at end of period	16,512	22,703
Net book value	16,512	22,703
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	76,309	0
Net book value	76,309	0
Net Book Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	51,885
Property, plant and equipment at end of period	1,174,268	51,885
Net book value	1,174,268	51,885
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	77,537	59,876
Additions	1,356,434	17,661
Property, plant and equipment at end of period	1,433,971	77,537
Net book value	1,433,971	77,537
Gross carrying amount [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	20,844	12,960
Additions	45,857	7,884
Property, plant and equipment at end of period	66,701	20,844
Net book value	66,701	20,844
Gross carrying amount [Member] | Furniture and Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	25,734	15,957
Additions	81,005	9,777
Property, plant and equipment at end of period	106,739	25,734
Net book value	106,739	25,734
Gross carrying amount [Member] | Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Additions	695,413	0
Property, plant and equipment at end of period	695,413	0
Net book value	695,413	0
Gross carrying amount [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Additions	120,635	0
Property, plant and equipment at end of period	120,635	0
Net book value	120,635	0
Gross carrying amount [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Additions	337,215	0
Property, plant and equipment at end of period	337,215	0
Net book value	337,215	0
Gross carrying amount [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	30,959	30,959
Additions	0	0
Property, plant and equipment at end of period	30,959	30,959
Net book value	30,959	30,959
Gross carrying amount [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Additions	76,309	0
Property, plant and equipment at end of period	76,309	0
Net book value	76,309	0
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	25,652	10,105
Depreciation for the year	234,051	15,547
Balance	259,703	25,652
Accumulated depreciation, amortisation and impairment [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	10,081	4,108
Depreciation for the year	17,892	5,973
Balance	27,973	10,081
Accumulated depreciation, amortisation and impairment [Member] | Furniture and Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	7,315	3,933
Depreciation for the year	21,528	3,382
Balance	28,843	7,315
Accumulated depreciation, amortisation and impairment [Member] | Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
Depreciation for the year	122,993	0
Balance	122,993	0
Accumulated depreciation, amortisation and impairment [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
Depreciation for the year	36,594	0
Balance	36,594	0
Accumulated depreciation, amortisation and impairment [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
Depreciation for the year	28,853	0
Balance	28,853	0
Accumulated depreciation, amortisation and impairment [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	8,256	2,064
Depreciation for the year	6,191	6,192
Balance	14,447	8,256
Accumulated depreciation, amortisation and impairment [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
Depreciation for the year	0	0
Balance	$ 0	$ 0